CONVERTIBLE NOTE PAYABLE (Details Narrative) - USD ($)			6 Months Ended		12 Months Ended
	Jan. 13, 2025	Sep. 27, 2023	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025
Short-Term Debt [Line Items]
Note conversion price						$ 4.818	$ 4.596	$ 6.258	$ 6.249
Interest expense			$ 200,000	$ 200,000
Note maturity date description			mature on various dates from October 31, 2026 to October 31, 2027
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Note principal amount		$ 609,000
Note annual interest rate		8.00%
Note original issue discount		$ 44,000
Transaction costs		15,000
Net proceeds from issuance of note		$ 550,000
Note conversion price		$ 240.0
Note floor price		$ 60.0
Interest expense				34,000
Contractual obligation				30,000
Amortization of discounts and debt issuance cost				4,000
Convertible Promissory Note Two [Member]
Short-Term Debt [Line Items]
Note principal amount	$ 1,311,000
Note annual interest rate	7.00%
Note original issue discount	$ 96,000
Transaction costs	15,000
Net proceeds from issuance of note	$ 1,200,000
Note conversion price	$ 90.0									$ 7.299
Note floor price	$ 3.0
Interest expense					$ 570,000
Contractual obligation					34,000
Amortization of discounts and debt issuance cost					539,000
Note maturity date description	Note-2 matures in 12 months from the issue date
Note fair value	$ 111,000
Unamortized debt discount
Note outstanding balance